NET LOSS PER SHARE (Details Textual)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%	8.00%